Income Taxes Worldwide Income Tax Payments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Worldwide Income Tax Payments [Line Items]
Income taxes paid	$ 254	$ 191	$ 141